UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |X|; Amendment Number: _1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     PCM Capital, LLC

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104

13F File Number: 028-12001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


 /s/ Scott A. Bedford        San Francisco, California       November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.  Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total:  $238,106
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number    Name

    1.       028-11491               Peninsula Fund, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COL 7         COLUMN 8
                                  TITLE OF                 VALUE    SHS OR    SH/ PUT/  INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS  SOLE        SHARED   NONE
--------------                 -------------     -----    --------  -------   --- ----  ----------   ----  ----        ------   ----
ARCH COAL INC                  COM             39380100     2,168     75,000  SH        SHARED DEFINED                    75,000
ARENA RESOURCES INC            COM             40049108    10,160    316,305  SH        SHARED DEFINED                   316,305
AT ROAD INC                    COM             04648K105    4,850    830,561  SH        SHARED DEFINED                   830,561
AUTOBYTEL INC                  COM             05275N106    4,284  1,462,200  SH        SHARED DEFINED                 1,462,200
AUTOBYTEL INC                  COM             05275N106    4,527  1,545,000  SH        SOLE               1,545,000
BIG 5 SPORTING GOODS CORP      COM             08915P101    2,154     94,481  SH        SHARED DEFINED                    94,481
CANADIAN SUPERIOR ENERGY INC   COM             136644101      194    100,000  SH        SHARED DEFINED                   100,000
CE FRANKLIN LTD                COM             125151100    1,127    100,400  SH        SHARED DEFINED                   100,400
CHOLESTECH CORP                COM             170393102    1,200    100,000  SH        SOLE                 100,000
COMCAST CORP NEW               CL A            20030N101    2,952     80,000  SH        SHARED DEFINED                    80,000
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204    3,540    300,000  SH        SHARED DEFINED                   300,000
CUTERA INC                     COM             232109108    4,157    156,334  SH        SHARED DEFINED                   156,334
CUTERA INC                     COM             232109108    1,994     75,000  SH        SOLE                  75,000
CYNOSURE INC                   CL A            232577205    4,374    301,675  SH        SHARED DEFINED                   301,675
CYNOSURE INC                   CL A            232577205    2,610    180,000  SH        SOLE                 180,000
DELIA'S INC NEW                COM             246911101      327     42,442  SH        SHARED DEFINED                    42,442
DEVON ENERGY CORP NEW          COM             25179M103    4,421     70,000  SH        SHARED DEFINED                    70,000
DIEDRICH COFFEE INC            COM NEW         253675201    2,256    545,000  SH        SHARED DEFINED                   545,000
DIGIMARC CORP                  COM             253807101      106     13,630  SH        SOLE                  13,630
E Z EM INC                     COM NEW         269305405      735     46,572  SH        SHARED DEFINED                    46,572
E Z EM INC                     COM NEW         269305405    1,274     80,741  SH        SOLE                  80,741
ELECTROGLAS INC                COM             285324109    3,562  1,300,000  SH        SHARED DEFINED                 1,300,000
ELECTROGLAS INC                COM             285324109    2,192    800,000  SH        SOLE                 800,000
ELOYALTY CORP                  COM NEW         290151307    5,216    288,043  SH        SHARED DEFINED                   288,043
ELOYALTY CORP                  COM NEW         290151307    3,803    210,000  SH        SOLE                 210,000
EXPLORATION CO                 COM NEW         302133202    3,991    417,000  SH        SHARED DEFINED                   417,000
FINLAY ENTERPRISES INC         COM NEW         317884203    1,705    261,074  SH        SHARED DEFINED                   261,074
GASTAR EXPL LTD                COM             367299104    3,380  1,565,000  SH        SHARED DEFINED                 1,565,000
GLOBALSANTAFE CORP             SHS             G3930E101    3,749     75,000  SH        SHARED DEFINED                    75,000
GTSI CORP                      COM             36238K103    6,628    787,187  SH        SHARED DEFINED                   787,187
HEALTH GRADES INC              COM             42218Q102    2,169    487,307  SH        SHARED DEFINED                   487,307
HOOPER HOLMES INC              COM             439104100      656    194,788  SH        SHARED DEFINED                   194,788
IKANOS COMMUNICATIONS          COM             45173E105   11,792  1,001,845  SH        SHARED DEFINED                 1,001,845
IKANOS COMMUNICATIONS          COM             45173E109    7,062    600,000  SH        SOLE                 600,000
IONA TECHNOLOGIES PLC          SPONSORED ADR   46206P109    4,050    900,000  SH        SOLE                 900,000
IRIDEX CORP                    COM             462684101      723     82,642  SH        SHARED DEFINED                    82,642
IRIDEX CORP                    COM             462684101    1,040    118,853  SH        SOLE                 118,853
KIRKLANDS INC                  COM             497498105    1,263    258,290  SH        SHARED DEFINED                   258,290
KMG AMER CORP                  COM             482563103      874    118,900  SH        SHARED DEFINED                   118,900
MCDERMOTT INTL CMN             COM             580037109    3,762     90,000  SH        SHARED DEFINED                    90,000
MICREL INC                     COM             594793101      720     74,986  SH        SHARED DEFINED                    74,986
MICREL INC                     COM             594793101    3,114    324,325  SH        SOLE                 324,325
MICRO LINEAR CORP              COM             594850109    1,779    624,046  SH        SHARED DEFINED                   624,046
MICRON TECHNOLOGY INC          COM             595112103       87      5,000  SH        SHARED DEFINED                     5,000
MICROSOFT CORP                 COM             594918104    8,206    300,000      CALL  SHARED DEFINED                   300,000
MICROSOFT CORP                 COM             594918104    8,206    300,000      CALL  SOLE                 300,000
MIVA INC                       COM             55311R108      231     70,000  SH        SHARED DEFINED                    70,000
MIVA INC                       COM             55311R108    2,145    650,000  SH        SOLE                 650,000
NETFLIX COM INC                COM             64110L106      797     35,000  SH        SOLE                  35,000
NETOPIA, INC.                  COM             64114K104    4,732    843,551  SH        SHARED DEFINED                   843,551
NETOPIA, INC.                  COM             64114K104    2,104    375,000  SH        SOLE                 375,000
NEWFIELD EXPL CO               COM             651290108    1,542     40,000  SH        SHARED DEFINED                    40,000
NOVELLUS SYS INC               COM             670008101      830     30,000  SH        SHARED DEFINED                    30,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106    5,194     40,000  SH        SHARED DEFINED                    40,000
ON SEMICONDUCTOR CORP          COM             682189105    1,764    300,000  SH        SOLE                 300,000
PEAK INTL LTD                  ORD             G69586108    1,062    351,564  SH        SHARED DEFINED                   351,564
PLX TECHNOLOGY INC             COM             693417107    3,111    300,000  SH        SHARED DEFINED                   300,000
PLX TECHNOLOGY INC             COM             693417107    2,862    276,000  SH        SOLE                 276,000
POMEROY IT SOLUTIONS INC       COM             731822102    3,169    387,452  SH        SHARED DEFINED                   387,452
QUALCOMM INC                   COM             747525103      784     21,566  SH        SHARED DEFINED                    21,566
SASOL LTD                      SPONSORED ADR   803866300    1,973     60,000  SH        SHARED DEFINED                    60,000
SIERRA WIRELESS INC            COM             826516106    2,349    205,000  SH        SOLE                 205,000
SIMPLETECH INC                 COM             828823104      911    100,000  SH        SHARED DEFINED                   100,000
SIRENZA MICRODEVICES INC       COM             82966T106    4,244    537,180  SH        SHARED DEFINED                   537,180
SIRENZA MICRODEVICES INC       COM             82966T106    1,289    163,142  SH        SOLE                 163,142
SKYWORKS SOLUTIONS INC         COM             83088M102    1,557    300,000  SH        SHARED DEFINED                   300,000
SKYWORKS SOLUTIONS INC         COM             83088M102    1,505    290,000  SH        SOLE                 290,000
SOUTHWESTERN ENERGY CO         COM             845467109    1,195     40,000  SH        SHARED DEFINED                    40,000
STATS CHIPAC LTD               SPONSORED ADR   85771T104    1,202    200,000  SH        SOLE                 200,000
STATS CHIPPAC LTD              SPONSORED ADR   85771T104    2,043    340,000  SH        SHARED DEFINED                   340,000
SUNPOWER CORP                  COM CL A        867652109    1,387     50,000  SH        SHARED DEFINED                    50,000
SUPPORTSOFT INC                COM             868587106    1,005    230,000  SH        SOLE                 230,000
TALBOTS INC                    COM             874161102    1,431     52,500  SH        SHARED DEFINED                    52,500
TOREADOR RES CORP              COM             891050106    7,534    409,000  SH        SHARED DEFINED                   409,000
TOREADOR RES CORP              COM             891050106    5,008    271,900      CALL  SHARED DEFINED                   271,800
TURBOCHEF TECH INC             COM NEW         900006206    2,339    168,254  SH        SHARED DEFINED                   168,254
VENTIV HEALTH INC              COM             922793104      961     30,000  SH        SOLE                  30,000
VERIGY LTD                     SHS             Y93691106      551     33,900  SH        SOLE                  33,900
VOLTERRA SEMICONDUCTOR CORP    COM             928708106      569     35,000  SH        SOLE                  35,000
WEBSIDESTORY INC               COM             947685103    7,926    600,000  SH        SHARED DEFINED                   600,000
WEBSIDESTORY INC               COM             947685103    6,605    500,000  SH        SOLE                 500,000
WJ COMMUNICATIONS INC          COM             929284107    1,044    483,224  SH        SHARED DEFINED                   483,224
WJ COMMUNICATIONS INC          COM             929284107      648    300,000  SH        SOLE                 300,000
ZHONE TECHNOLOGIES INC NEW     COM             98950P108    1,493  1,394,919  SH        SHARED DEFINED                 1,394,919
ZHONE TECHNOLOGIES INC NEW     COM             98950P108    1,873  1,750,000  SH        SOLE               1,750,000



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